Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
Note 20. Subsequent Events
On February 20, 2026, the U.S. Supreme Court held in Learning Resources, Inc. v. Trump that the International Emergency Economic Powers Act ("IEEPA") does not authorize a U.S. President to impose tariffs during peacetime national emergencies and that the challenge to the legality of the tariffs imposed under IEEPA (the "incremental tariffs") was within the exclusive jurisdiction of the U.S. Court of International Trade ("CIT"), thus affirming the prior decision of the CIT in V.O.S. Selections, Inc. v. United States. As a result, on February 20, 2026, the U.S. President issued an executive order stating that the incremental tariffs were no longer in effect and ending the collection of the incremental tariffs. However, the U.S. President then issued an additional executive order imposing tariffs pursuant to Section 122 of the Trade Act of 1974 for 150 days, effective on February 24, 2026. The Company is currently assessing the impact of these actions on its operations and consolidated financial statements, including its ability to recover incremental tariffs the Company has paid. To the extent the tariff rate on imports of finished goods to the United States from Israel and other countries is reduced under the new executive order, that could result in net savings to the Company.